Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 13,724	$ 12,657
Short-term deposits	45,876	69,131
Restricted deposits	3,255	3,152
Prepaid expenses and other receivables	1,374	816
Total current assets	64,229	85,756
LONG-TERM ASSETS:
Long term prepaid expenses	432	471
Property and equipment, net	13,934	12,798
Operating lease right-of-use assets	7,609	8,363
Total long-term assets	21,975	21,632
Total assets	86,204	107,388
CURRENT LIABILITIES:
Trade payables	3,531	2,566
Other payables and accrued expenses	4,133	3,474
Current maturities of operating lease liabilities	1,011	1,062
Total current liabilities	8,675	7,102
LONG-TERM LIABILITIES:
Long-term loan	5,561	5,610
Warrants liability	3,338	3,597
Operating lease liabilities	5,964	6,604
Total long-term liabilities	14,863	15,811
Total liabilities	23,538	22,913
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value per share – Authorized: 362,116,800 shares as of December 31, 2023 and 2024; Issued and outstanding: 69,670,612 and 70,380,570 shares as of December 31, 2023 and 2024, respectively
Additional paid-in capital	210,175	200,234
Accumulated deficit	(147,509)	(115,759)
Total shareholders’ equity	62,666	84,475
Total liabilities and shareholders’ equity	$ 86,204	$ 107,388